Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ (96,284)	$ (83,248)	$ (27,732)	$ 12,008	$ 14,511
Cash Flows From Investing Activities:
Proceeds from insurance settlement			0	51,003	0
Proceeds from sale of assets	316	27,640	28,397	1,731	228
Transfers to (from) restricted cash	2,334	(158)	(1,492)	106	23,839
Proceeds from Collection of Long-term Loans to Related Parties	0
Other investing activities	(5,020)	(13,653)
Capital expenditures	(16,466)	(8,192)	(40,660)	(59,909)	(90,272)
Net cash used in investing activities	(8,796)	32,943	(13,755)	(7,069)	(66,205)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	135,000	50,000	145,000	112,500	0
Payments on revolving credit facilities	(37,000)	(40,000)	(145,000)	(112,500)	0
Proceeds from long-term debt			0	(341,191)	(394,618)
Repayments of long-term debt	0	(8,501)	(8,501)	(354,984)	(389,998)
Debt issuance costs			(220)	(24,459)	(10,800)
Repayments of Related Party Debt	0	0
Net cash provided by financing activities	98,027	1,477	(8,743)	(38,283)	(6,217)
Change in cash and cash equivalents	(7,053)	(48,828)	(50,230)	(33,344)	(57,911)
Cash and cash equivalents at beginning of period	11,295	61,525	61,525	94,869	152,780
Cash and cash equivalents at end of period	4,242	12,697	11,295	61,525	94,869
VERSO PAPER HOLDINGS LLC
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(96,282)	(83,095)	(27,462)	11,302	14,562
Cash Flows From Investing Activities:
Proceeds from insurance settlement			0	51,003	0
Proceeds from sale of assets	316	27,640	28,397	1,731	228
Transfers to (from) restricted cash	2,334	(158)	(1,492)	106	23,839
Proceeds from Collection of Long-term Loans to Related Parties		0
Other investing activities	(5,020)	(13,653)
Capital expenditures	(16,466)	(8,192)	(40,660)	(59,909)	(90,272)
Net cash used in investing activities	(8,796)	32,943	(13,755)	(7,069)	(66,205)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	135,000	50,000	145,000	112,500	0
Payments on revolving credit facilities	(37,000)	(40,000)	(145,000)	(112,500)	0
Return of capital	0	(8,653)	(8,653)	0	0
Contribution from parent	80	0	0	776	0
Proceeds from long-term debt			0	(341,191)	(394,618)
Repayments of long-term debt	0	0	0	(354,984)	(389,998)
Debt issuance costs			(220)	(24,459)	(10,800)
Cash distributions	0	(23)	(140)	(82)	(88)
Payments of Capital Distribution	0	8,653	8,653	0	0
Net cash provided by financing activities	98,080	1,324	(9,013)	(37,558)	(6,268)
Change in cash and cash equivalents	(6,998)	(48,828)	(50,230)	(33,325)	(57,911)
Cash and cash equivalents at beginning of period	11,240	61,470	61,470	94,795	152,706
Cash and cash equivalents at end of period	4,242	12,642	11,240	61,470	94,795
VERSO PAPER HOLDINGS LLC | Parent Issuer
Cash Flows From Investing Activities:
Return of investment in subsidiaries			140		88
Payments to Fund Long-term Loans to Related Parties	135,080	50,000
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		8,653
Proceeds from Collection of Long-term Loans to Related Parties	37,000	40,023
Net cash used in investing activities	(98,080)	(1,324)	140	(694)	88
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	135,000	50,000	145,000	112,500
Payments on revolving credit facilities	(37,000)	(40,000)	(145,000)	(112,500)
Return of capital		(8,653)	(8,653)
Contribution from parent	80
Proceeds from long-term debt				(341,191)	(394,618)
Repayments of long-term debt				(354,984)	(389,998)
Debt issuance costs			(220)		(10,715)
Cash distributions		(23)	(140)	(82)	88
Repayment of advances to subsidiaries			8,653	354,984	389,998
Advances to subsidiaries			220	(316,732)	(383,903)
Payments of Capital Distribution		8,653	8,653
Net cash provided by financing activities		1,324	(140)		(88)
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period			0	0
VERSO PAPER HOLDINGS LLC | Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(96,275)	(83,121)	(27,609)	9,449	18,815
Cash Flows From Investing Activities:
Proceeds from insurance settlement				51,003
Proceeds from sale of assets	316	27,640	28,397	1,731	228
Transfers to (from) restricted cash	2,327	(132)	(1,338)	184	(975)
Return of investment in subsidiaries			(140)	694	(88)
Other investing activities	(5,020)	(13,653)
Capital expenditures	(16,466)	(8,192)	(40,660)	(68,585)	(69,866)
Net cash used in investing activities	(8,803)	32,969	(13,741)	(14,973)	(70,701)
Cash Flows From Financing Activities:
Return of capital		(8,653)	0
Debt issuance costs					1
Cash distributions				10,507
Repayment of advances to subsidiaries			(8,653)	(354,984)	(389,998)
Advances to subsidiaries		50,000	(220)	316,732	383,903
Proceeds from Related Party Debt	135,080
Repayments of Related Party Debt	37,000	40,023
Payments of Capital Distribution		8,653	0
Net cash provided by financing activities		1,324	(8,873)		(6,094)
Change in cash and cash equivalents	(6,998)	(48,828)	(50,223)		(57,980)
Cash and cash equivalents at beginning of period	11,230	61,453	61,453	94,722	152,702
Cash and cash equivalents at end of period	4,232	12,625	11,230	61,453	94,722
VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(7)	26	154	1,909	(4,322)
Cash Flows From Investing Activities:
Transfers to (from) restricted cash	7	(26)	(154)	(78)	24,814
Capital expenditures					(20,406)
Net cash used in investing activities	7	(26)	(154)	8,598	4,408
Cash Flows From Financing Activities:
Return of capital			0
Debt issuance costs					(86)
Cash distributions				(10,507)
Payments of Capital Distribution			0
Net cash provided by financing activities			0		(86)
Cash and cash equivalents at beginning of period	0			0
Cash and cash equivalents at end of period			0		0
VERSO PAPER HOLDINGS LLC | Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities			(7)	(56)	69
Cash Flows From Investing Activities:
Net cash used in investing activities			0
Cash Flows From Financing Activities:
Return of capital			0
Payments of Capital Distribution			0
Net cash provided by financing activities			0
Change in cash and cash equivalents			(7)		69
Cash and cash equivalents at beginning of period		17	17	73	4
Cash and cash equivalents at end of period	10	17	10	17	73
VERSO PAPER HOLDINGS LLC | Eliminations
Cash Flows From Investing Activities:
Payments to Fund Long-term Loans to Related Parties	(135,080)	(50,000)
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		(8,653)
Proceeds from Collection of Long-term Loans to Related Parties	(37,000)	(40,023)
Net cash used in investing activities	(98,080)	1,324
Cash Flows From Financing Activities:
Return of capital		8,653
Advances to subsidiaries		(50,000)
Proceeds from Related Party Debt	(135,080)
Repayments of Related Party Debt	(37,000)	(40,023)
Payments of Capital Distribution		(8,653)
Net cash provided by financing activities	$ (98,080)	$ (1,324)